Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)

Note 17. Quarterly Financial Information (Unaudited)

The following table presents selected quarterly financial information for the periods indicated. This information has been derived from our unaudited quarterly consolidated financial statements, which in the opinion of management include all adjustments (consisting only of normal recurring adjustments) necessary for a fair presentation of such information. The quarterly per share data presented below was calculated separately and may not sum to the annual figures presented in the consolidated financial statements. These operating results are also not necessarily indicative of results for any future period.

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share data)
2011
Revenue, net	$17,975	$20,389	$21,340	$23,060
Gross profit	10,379	12,476	13,456	13,521
Net loss	(9,431)	(10,096)	(13,964)	(21,564)
Net loss per common share—basic and diluted (1)	$(0.68)	$(0.73)	$(1.00)	$(1.53)
Weighted average shares outstanding—basic and diluted	13,901	13,923	13,948	14,063

2010
Revenue, net	$10,703	$9,757	$13,817	$20,887
Gross profit	5,023	5,464	7,814	12,422
Net loss	(4,544)	(9,982)	(7,844)	(7,027)
Net loss per common share—basic and diluted (1)	$(0.35)	$(0.73)	$(0.57)	$(0.51)
Weighted average shares outstanding—basic and diluted	12,958	13,683	13,753	13,874

(1)	Net loss per common share for each quarter is computed using the weighted-average number of shares outstanding during that quarter while net loss per common share for the full year is computed using the weighted-average number of shares outstanding during the year. Thus, the sum of the four quarters’ net loss per common share may not equal the full-year loss per share.

Significant amounts in per quarter information listed above include:

•	Net loss for the quarter ended March 31, 2011 included $2.9 million of share-based compensation expense, $2.6 million of interest expense and $0.6 million of foreign exchange gains.

•	Net loss for the quarter ended June 30, 2011 included $3.5 million of share-based compensation expense and $2.6 million of interest expense.

•	Net loss for the quarter ended September 30, 2011 included $3.6 million of share-based compensation expense, $2.7 million of interest expense and $1.4 million of foreign exchange losses.

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Net loss for the quarter ended December 31, 2011 included $3.2 million of share-based compensation expense, $2.7 million of interest expense, $1.6 million of foreign exchange losses and $0.9 million related to an accrual for a potential litigation settlement.

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Net loss for the quarters ended March 31, June 30, September 30 and December 31, 2010 include approximately $1.7 million, $4.3 million, $2.6 million and $2.0 million, respectively, of share-based compensation expense.